Income Taxes - Income Tax Loss Carryforwards Expiration Dates (Details) $ in Thousands	Jan. 31, 2022 USD ($)
Operating loss carryforwards	$ 45,213
2023
Operating loss carryforwards	49
2024
Operating loss carryforwards	186
2025
Operating loss carryforwards	107
2027
Operating loss carryforwards	769
Thereafter
Operating loss carryforwards	44,102
Canada Revenue | Foreign Tax Authority [Member]
Operating loss carryforwards	8,022
Canada Revenue | Foreign Tax Authority [Member] | Thereafter
Operating loss carryforwards	8,022
United States | Domestic Tax Authority [Member]
Operating loss carryforwards	1,890
United States | Domestic Tax Authority [Member] | 2027
Operating loss carryforwards	417
United States | Domestic Tax Authority [Member] | Thereafter
Operating loss carryforwards	1,473
EMEA Region | Foreign Tax Authority [Member]
Operating loss carryforwards	33,094
EMEA Region | Foreign Tax Authority [Member] | 2025
Operating loss carryforwards	40
EMEA Region | Foreign Tax Authority [Member] | Thereafter
Operating loss carryforwards	33,054
Asia Pacific Region | Foreign Tax Authority [Member]
Operating loss carryforwards	2,207
Asia Pacific Region | Foreign Tax Authority [Member] | 2023
Operating loss carryforwards	49
Asia Pacific Region | Foreign Tax Authority [Member] | 2024
Operating loss carryforwards	186
Asia Pacific Region | Foreign Tax Authority [Member] | 2025
Operating loss carryforwards	67
Asia Pacific Region | Foreign Tax Authority [Member] | 2027
Operating loss carryforwards	352
Asia Pacific Region | Foreign Tax Authority [Member] | Thereafter
Operating loss carryforwards	$ 1,553